Net Unrealized Investment Gains and Losses in Accumulated other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Net investment gains and losses on investments arising during the period	$ 159,261
Balance	159,261
Value of Business Acquired
Schedule of Investments [Line Items]
Impact of net unrealized investment gains and losses on VOBA	(20,287)
Balance	(20,287)
Future Policy Benefits and Policyholders' Account Balances
Schedule of Investments [Line Items]
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	(7,541)
Balance	(7,541)
Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Net investment gains and losses on investments arising during the period	(55,674)
Impact of net unrealized investment gains and losses on VOBA	7,100
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	2,639
Balance	(45,935)
Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Net investment gains and losses on investments arising during the period	103,587
Impact of net unrealized investment gains and losses on VOBA	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	(4,902)
Balance	85,498
Predecessor | Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance		5,954	21,236	20,855
Net investment gains and losses on investments arising during the period		2,364	(15,281)	977
Reclassification adjustment for gains and losses included in net income		285	1	596
Balance		8,033	5,954	21,236
Predecessor | Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance		(2,084)	(7,433)	(7,299)
Net investment gains and losses on investments arising during the period		(828)	5,349	(343)
Reclassification adjustment for gains and losses included in net income		(100)		(209)
Balance		(2,812)	(2,084)	(7,433)
Predecessor | Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance		3,870	13,803	13,556
Net investment gains and losses on investments arising during the period		1,536	(9,932)	634
Reclassification adjustment for gains and losses included in net income		185	1	387
Balance		$ 5,221	$ 3,870	$ 13,803